Other comprehensive income	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Other comprehensive income	Other comprehensive income (loss)

	Items that may subsequently be reclassified to income
(millions)	Change in unrealized fair value of cash flow hedges	Cumulative foreign currency translation adjustment	Accumulated other comprehensive income (loss)
Accumulated balance as at January 1, 2022	$(11)	$45	$34
Other comprehensive income (loss)
Amount arising	48	(89)	(41)
Income taxes	(5)	—	(5)
Net	43	(89)	(46)
Accumulated balance as at December 31, 2022	$32	$(44)	$(12)
Other comprehensive income (loss)
Amount arising	(29)	26	(3)
Income taxes	2	—	2
Net	(27)	26	(1)
Accumulated balance as at December 31, 2023	$5	$(18)	$(13)
Other comprehensive income (loss)
Amount arising	25	(77)	(52)
Income taxes	(1)	—	(1)
Net	$24	$(77)	$(53)
Accumulated balance as at December 31, 2024	$29	$(95)	$(66)